HEDGE ACCOUNTING - Textual (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Other financial liabilities, hedge net foreign investment				$ 298	$ 1,095
Reclassification adjustments on cash flow hedges, net of tax	$ 11,870	$ (9,391)	$ 16,859
Bottom of range [member]
Disclosure of detailed information about hedging instruments [line items]
Percentage of hedging effectiveness				80
Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Percentage of hedging effectiveness				125
Hedges of net investment in foreign operations | Multi financial holding and other subsidiaries and branches [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds issued designated as hedging instruments				$ 510	$ 510